INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
INTANGIBLE ASSETS (Details) [Line Items]
Amortization of Intangible Assets	$ 108	$ 108
Internet Domain Names [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 years